CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	¥ 1,893,032		¥ 1,233,974	¥ 512,830	$ 266,628
Restricted cash	519,207		433,895	58,020	73,129
Total cash, cash equivalents, and restricted cash	2,412,239		1,667,869	570,850	$ 339,757
Supplemental disclosure for cash flow information
Cash paid for interest	807	$ 114	10,621	5,013
Cash paid for income tax			171
Supplemental disclosure of non-cash investing and financing activities:
Payables related to property and equipment	274	39	1,799	¥ 655
Intangible assets acquired from JD investments (Note 7)	¥ 249,000	$ 35,071	¥ 1,605,839